Segment Reporting	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting

Note 19: Segment Reporting

The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.

Following the Merger between Fiat Industrial and CNH Global, the Company has realigned its reportable segments reflecting the five businesses now directly managed by CNH Industrial N.V., consisting of: (i) Agricultural Equipment, (ii) Construction Equipment, (iii) Commercial Vehicles, (iv) Powertrain, and (v) Financial Services. Segment information for prior years has been recast to conform to the current year’s presentation.

CNH Industrial has the following five operating segments:

Agricultural Equipment which designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH Agriculture brands, as well as the Steyr brand in Europe.

Construction Equipment which designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, telehandlers and trenchers. Construction equipment is sold under the New Holland Construction and Case Construction brands.

Commercial Vehicles which designs, produces and sells a full range of light, medium and heavy vehicles for the transportation and distribution of goods through the Iveco brand, commuter buses and touring coaches through the Iveco Bus (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment through Iveco Astra, and firefighting vehicles through the Magirus brand and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.

Powertrain which designs, manufactures and offers a range of propulsion and transmission systems for on- and off-road applications, as well as engines for marine application and power generation through FPT Industrial brand.

Financial Services which offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products.

Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.

The CODM assessed the performance of the operating segments mainly on the basis of trading profit/(loss), earned by those segments, prepared in accordance with IFRS. Trading profit, which is a non-GAAP measure, is defined as income before restructuring, gains/(losses) on disposal of investments and other unusual items, interest expense of Industrial Activities, income taxes, equity in income (loss) of unconsolidated subsidiaries and affiliates, and noncontrolling interests.

A reconciliation from consolidated trading profit under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2013, 2012 and 2011 are provided below.

	Years Ended December 31,
	2013	2012	2011
	(in millions)
Trading profit under IFRS	$2,637	$2,650	$2,353
Adjustments/reclassifications to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Accounting for development costs	(443)	(429)	(330)
Restructuring	(71)	(231)	(131)
Interest expenses of Industrial Activities, net of interest income and eliminations	(548)	(515)	(640)
Other	(201)	(128)	(72)

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$1,374	$1,347	$1,180

Segment Information

The following summarizes trading profit under IFRS by reportable segment:

	Years Ended December 31,
	2013	2012	2011
	(in millions)
Agricultural Equipment	$1,949	$1,609	$1,262
Construction Equipment	(109)	(39)	27
Commercial Vehicles	145	647	899
Powertrain	210	181	148
Other Activities and Adjustments	(76)	(125)	(90)

Total Trading profit of Industrial Activities under IFRS	$2,119	$2,273	$2,246
Financial Services	518	377	107

Trading profit under IFRS	$2,637	$2,650	$2,353

A summary of additional operating segment information, compiled under IFRS, as of and for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Years Ended December 31,
	2013	2012	2011
	(in millions)
Revenues:
Agricultural Equipment	$16,763	$15,657	$14,183
Construction Equipment	3,258	3,770	3,876
Commercial Vehicles	11,447	11,221	13,148
Powertrain	4,423	3,769	4,482
Other Activities & Adjustments	(3,050)	(2,706)	(3,269)

Net revenues of Industrial Activities under IFRS	32,841	31,711	32,420
Financial Services	1,950	1,938	1,820
Other Activities & Adjustments	(560)	(521)	(431)

Net revenues under IFRS	34,231	33,128	33,809
Difference, principally classification proceeds from the final sale of equipment sold under buy-back commitment or leased, net of finance income of Industrial Activities	(395)	(327)	(329)

Revenues under U.S. GAAP	$33,836	$32,801	$33,480

Depreciation and Amortization (*):
Agricultural Equipment	$392	$332	$302
Construction Equipment	114	114	101
Commercial Vehicles	283	281	324
Powertrain	208	196	202
Other activities & adjustments	(3)	(3)	(5)

Depreciation and amortization of Industrial Activities under IFRS	994	920	924
Financial Services	3	4	3
Depreciation and amortization under IFRS	997	924	927
Difference, principally amortization of development costs capitalized under IFRS	(307)	(247)	(218)

Depreciation and amortization under U.S. GAAP	$690	$677	$709

Expenditures for long-lived assets *:
Agricultural Equipment	$879	$808	$531
Construction Equipment	157	162	155
Commercial Vehicles	732	561	477
Powertrain	210	194	216
Other Activities	1	1	1

Expenditures for long-lived assets of Industrial Activities under IFRS	1,979	1,726	1,380
Financial Services	6	7	2

Expenditures for long-lived assets under IFRS	1,985	1,733	1,382
Difference, development costs capitalized under IFRS	(758)	(685)	(562)

Expenditures for long-lived assets under U.S. GAAP	$1,227	$1,048	$820

*	Excluding assets sold with buy-back commitments and equipment on operating leases

	December 31,
	2013	2012
	(in millions)
Total assets:
Agricultural Equipment	$9,207	$8,206
Construction Equipment	2,688	2,573
Commercial Vehicles	9,902	8,766
Powertrain	2,815	2,521
Other activities	7,538	10,339
Unallocated items & adjustments	(8,595)	(11,227)

Total identifiable assets of Industrial Activities under IFRS	23,555	21,178
Financial Services	28,616	25,891
Unallocated items & adjustments	(2,217)	(2,072)

Total identifiable assets under IFRS	49,954	44,997
Tax assets**	2,020	2,019
Treasury assets***	4,488	4,257

Total assets under IFRS	56,462	51,273
Difference, principally development costs capitalized under IFRS	(2,619)	(2,308)

Total assets under U.S. GAAP	$53,843	$48,965

Investments in unconsolidated subsidiaries and affiliates:
Agricultural Equipment	$251	$248
Construction Equipment	1	1
Commercial Vehicles	312	264
Powertrain	5	5
Unallocated items & adjustments	(17)	(14)

Investments in unconsolidated subsidiaries and affiliates of Industrial Activities under IFRS	552	504
Financial Services	129	116

Investments in unconsolidated subsidiaries and affiliates under IFRS	681	620
Difference, development costs capitalized under IFRS	(36)	(26)

Investments in unconsolidated subsidiaries and affiliates under U.S. GAAP	$645	$594

**	Includes deferred tax assets and direct tax receivables
***	Includes cash and cash equivalents, financing receivables, securities and derivative assets of Industrial Activities.

Geographic Information

CNH Industrial has its registered office in Basildon, U.K. Revenues earned in the U.K. from external customers were $993 million, $962 million and $988 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues earned in the rest of the world from external customers were $32,843 million, $31,839 million and $32,492 million for the years ended December 31, 2013, 2012 and 2011, respectively. The following highlights revenues earned from external customers in the rest of the world by destination:

	2013	2012	2011
	(in million)
United States	$7,687	$7,408	$6,612
Brazil	4,750	3,853	4,637
France	3,030	2,733	2,968
Italy	2,688	2,624	3,438
Germany	1,677	1,600	1,705
Canada	1,687	1,779	1,546
Australia	1,015	1,227	1,148
Argentina	937	718	757
Spain	666	665	897
Poland	504	578	531
Other	8,202	8,654	8,253

Total revenues from external customers in the rest of world	$32,843	$31,839	$32,492

Total long-lived tangible and intangible assets located in the U.K. were $223 million and $215 million at December 31, 2013 and 2012, respectively, and the total of such assets located in the rest of the world totaled $11,240 million and $10,050 million at December 31, 2013 and 2012, respectively. The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2013	2012
	($ million)
United States	$4,474	$4,175
Italy	1,974	1,572
France	899	842
Spain	564	503
Germany	850	778
Brazil	523	540
Canada	465	459
China	246	175
Other	1,245	1,006

Total long-lived assets in the rest of the world	$11,240	$10,050

In 2013, 2012 and 2011, no single external customer of CNH Industrial accounted for 10 per cent or more of consolidated revenues.